Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of net profit (loss) for the year used for the basic and diluted earnings per share

	For the year ended December 31
in 000€	2025	2024	2023
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	7,718	13,436	6,722
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	7,718	13,436	6,722

Schedule of share data used in the basic and diluted earnings per share computations

	For the year ended December 31
in 000	2025	2024	2023
Weighted average number of ordinary shares for basic earnings per share	59,067	59,067	59,067
Effect of dilution:
Warrants	5	37	18
Weighted average number of ordinary shares adjusted for effect of dilution	59,072	59,105	59,085

Schedule of earnings per share

	For the year ended December 31
	2025	2024	2023
Earnings per share attributable to the owners of the parent
Basic	0.13	0.23	0.11
Diluted	0.13	0.23	0.11